UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Fidelity® Money Market
Central Fund

Semiannual Report

March 31, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CFM-SANN-0513
1.756671.112

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Actual	.0024%	$ 1,000.00	$ 1,001.65	$ .01
Hypothetical A		$ 1,000.00	$ 1,024.92	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/13	% of fund's investments 9/30/12	% of fund's investments 3/31/12
1 - 7	29.9	25.8	29.4
8 - 30	26.0	24.1	25.6
31 - 60	13.5	15.0	18.0
61 - 90	12.6	9.7	6.7
91 - 180	11.6	22.4	16.2
> 180	6.4	3.0	4.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/13	9/30/12	3/31/12
Fidelity® Money Market Central Fund	55 Days	58 Days	51 Days
All Taxable Money Market Funds Average*	49 Days	49 Days	46 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/13	9/30/12	3/31/12
Fidelity® Money Market Central Fund	90 Days	83 Days	93 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Certificates of Deposit 32.7%	Certificates of Deposit 37.1%
Commercial Paper 30.7%	Commercial Paper 17.5%
Variable Rate Demand Notes (VRDNs) 1.1%	Variable Rate Demand Notes (VRDNs) 4.8%
Other Notes 5.4%	Other Notes 2.9%
Treasury Debt 10.0%	Treasury Debt 16.8%
Government Agency Debt 3.0%	Government Agency Debt 4.1%
Insurance Company Funding Agreements 0.1%	Insurance Company Funding Agreements 0.1%
Other Municipal Debt 0.5%	Other Municipal Debt 0.5%
Other Instruments 0.0%	Other Instruments 1.5%
Repurchase Agreements 17.0%	Repurchase Agreements 15.2%
Net Other Assets (Liabilities)** (0.5)%	Net Other Assets (Liabilities)** (0.5)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 32.7%
		Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 3.7%
Branch Banking & Trust Co.
	4/30/13 to 5/1/13	0.32%	$ 6,000,000	$ 6,000,000
Citibank NA
	4/3/13 to 6/27/13	0.28 to 0.30	23,000,000	23,000,000
State Street Bank & Trust Co., Boston
	6/7/13	0.28	4,000,000	4,000,000
				33,000,000
London Branch, Eurodollar, Foreign Banks - 3.6%
DNB Bank ASA
	5/10/13 to 5/13/13	0.26	4,000,000	4,000,011
HSBC Bank PLC
	4/12/13 to 11/5/13	0.30 to 0.32	4,000,000	4,000,000
National Australia Bank Ltd.
	4/12/13 to 6/3/13	0.25 to 0.27 (c)	24,000,000	24,000,000
				32,000,011
New York Branch, Yankee Dollar, Foreign Banks - 25.4%
Bank of Montreal Chicago CD Program
	6/24/13 to 9/9/13	0.20 to 0.40 (c)	14,000,000	14,000,000
Bank of Nova Scotia
	6/19/13 to 10/11/13	0.20 to 0.52 (c)	34,000,000	33,999,862
Bank of Tokyo-Mitsubishi UFJ Ltd.
	7/9/13 to 8/13/13	0.24 to 0.30 (c)	41,000,000	41,000,000
Canadian Imperial Bank of Commerce
	8/30/13 to 9/17/13	0.28 to 0.39 (c)	16,000,000	16,000,000
Credit Suisse
	6/27/13	0.27 (c)	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp.
	5/2/13	0.40	3,000,000	3,000,000
Mizuho Corporate Bank Ltd.
	4/8/13 to 7/1/13	0.24 to 0.32	30,000,000	29,999,899
National Bank of Canada
	9/17/13	0.35 (c)	5,000,000	5,000,000
Royal Bank of Canada
	8/30/13	0.69 (c)	3,000,000	3,000,000
Skandinaviska Enskilda Banken
	6/11/13 to 6/13/13	0.26	6,000,000	6,000,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Sumitomo Mitsui Banking Corp.
	4/10/13 to 9/16/13	0.24 to 0.38% (c)	$ 29,000,000	$ 29,000,000
Sumitomo Trust & Banking Co. Ltd.
	4/9/13 to 6/26/13	0.30	20,000,000	20,000,000
Svenska Handelsbanken, Inc.
	5/20/13	0.28	3,000,000	3,000,020
Toronto-Dominion Bank
	7/19/13 to 12/20/13	0.25 to 0.32 (c)	11,000,000	11,000,030
UBS AG
	5/7/13	0.31 (c)	5,000,000	5,000,000
				224,999,811
TOTAL CERTIFICATE OF DEPOSIT (Cost $289,999,822)				289,999,822
Financial Company Commercial Paper - 22.0%

Bank of Nova Scotia
	5/6/13 to 5/7/13	0.20	6,000,000	5,998,823
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	4/9/13 to 4/30/13	0.28 to 0.30	3,000,000	2,999,624
Commonwealth Bank of Australia
	5/7/13 to 6/7/13	0.22 to 0.25 (c)	17,000,000	16,999,759
Credit Suisse
	6/3/13 to 7/26/13	0.25 to 0.26	10,000,000	9,993,797
DNB Bank ASA
	8/1/13	0.25	4,000,000	3,996,679
Groupe BPCE SA
	4/1/13 to 4/4/13	0.19 to 0.20	25,000,000	24,999,921
JPMorgan Chase & Co.
	4/26/13 to 9/3/13	0.27 to 0.30 (c)	18,000,000	18,000,000
Natexis Banques Populaires U.S. Finance Co. LLC
	4/2/13	0.19	19,000,000	18,999,900
Nationwide Building Society
	6/12/13 to 6/28/13	0.29	12,000,000	11,992,758
Nordea North America, Inc.
	7/1/13	0.20	5,000,000	4,997,472
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount	Value
Skandinaviska Enskilda Banken AB
	6/11/13 to 6/18/13	0.26%	$ 5,000,000	$ 4,997,263
Societe Generale North America, Inc.
	4/2/13	0.27	15,000,000	14,999,888
Svenska Handelsbanken, Inc.
	4/8/13 to 5/20/13	0.25 to 0.28	6,000,000	5,999,106
Swedbank AB
	5/24/13 to 6/7/13	0.26 to 0.27	6,000,000	5,997,344
Toronto Dominion Holdings (USA)
	5/16/13	0.27	5,000,000	4,998,313
Toyota Motor Credit Corp.
	9/5/13 to 9/11/13	0.25	4,000,000	3,995,597
UBS Finance, Inc.
	4/12/13 to 8/19/13	0.35 to 0.45	20,000,000	19,984,713
Westpac Banking Corp.
	5/29/13 to 7/8/13	0.25 (c)	15,000,000	15,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $194,950,957)				194,950,957
Asset Backed Commercial Paper - 6.8%

Ciesco LP (Citibank NA Guaranteed)

	5/29/13	0.31	2,000,000	1,999,001
	6/6/13	0.31	3,000,000	2,998,295
Govco, Inc. (Liquidity Facility Citibank NA)

	4/12/13	0.25	7,974,000	7,973,391
	4/22/13	0.31	1,000,000	999,819
	5/1/13	0.33	1,000,000	999,725
	5/2/13	0.34	10,000,000	9,997,072
	5/6/13	0.31	2,000,000	1,999,397
	5/7/13	0.33	6,000,000	5,998,020
	5/9/13	0.31	5,000,000	4,998,364
	5/14/13	0.31	1,000,000	999,630
	5/16/13	0.31	4,000,000	3,998,450
	5/17/13	0.31	1,000,000	999,604
	6/11/13	0.31	1,000,000	999,389
Asset Backed Commercial Paper - continued
		Yield (a)	Principal Amount	Value
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)
	5/7/13	0.20%	$ 2,000,000	$ 1,999,600
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
	4/25/13	0.21	7,000,000	6,999,020
Market Street Funding LLC (Liquidity Facility PNC Bank NA)
	5/8/13	0.20	6,000,000	5,998,767
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $59,957,544)				59,957,544
Other Commercial Paper - 1.9%

Anheuser-Busch InBev Worldwide, Inc.
	4/3/13 to 5/29/13	0.26 to 0.28	6,669,000	6,668,493
Comcast Corp.
	4/26/13	0.30	2,000,000	1,999,583
Devon Energy Corp.
	4/29/13	0.35 (c)	4,000,000	4,000,000
MidAmerican Energy Holdings, Co.
	4/15/13	0.32	1,000,000	999,876
Verizon Communications, Inc.
	5/13/13	0.40 (c)	3,000,000	3,000,000
TOTAL OTHER COMMERCIAL PAPER (Cost $16,667,952)				16,667,952
Treasury Debt - 10.0%

U.S. Treasury Obligations - 10.0%
U.S. Treasury Bills
	8/22/13	0.14	10,000,000	9,994,638
U.S. Treasury Notes
	4/15/13 to 2/15/14	0.15 to 0.23	78,000,000	78,519,270
TOTAL TREASURY DEBT (Cost $88,513,908)				88,513,908
Other Note - 5.4%
		Yield (a)	Principal Amount	Value
Bank Notes - 1.2%
Bank of America NA
	6/20/13 to 7/1/13	0.29%	$ 11,000,000	$ 11,000,000
Medium-Term Notes - 4.2%
Dominion Resources, Inc.
	5/13/13	0.40 (b)(c)	2,000,000	2,000,000
Royal Bank of Canada
	8/30/13 to 9/13/13	0.41 to 0.68 (b)(c)	20,000,000	20,000,000
	9/6/13	0.35 (c)	9,000,000	8,999,216
Svenska Handelsbanken AB
	9/27/13	0.29 (b)(c)	6,000,000	6,000,000
				36,999,216
TOTAL OTHER NOTE (Cost $47,999,216)				47,999,216
Variable Rate Demand Note - 1.1%

Colorado - 0.6%
Denver Colorado Pub. Schools Ctfs. of Prtn. Series 2011 A4, 0.16% 4/5/13, LOC Royal Bank of Canada, VRDN
	4/5/13	0.16 (c)	5,000,000	5,000,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.33% 4/5/13, VRDN
	4/5/13	0.33 (c)	4,600,000	4,600,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $9,600,000)				9,600,000
Government Agency Debt - 3.0%

Federal Agencies - 3.0%
Fannie Mae
	9/11/14	0.18 (c)	6,000,000	5,998,292
Federal Home Loan Bank
	9/19/13 to 6/25/14	0.18 to 0.22 (c)	11,000,000	10,997,366
Freddie Mac
	12/5/14	0.20 (c)	10,000,000	10,000,000
Government Agency Debt - continued
		Yield (a)	Principal Amount	Value
Federal Agencies - continued
TOTAL GOVERNMENT AGENCY DEBT (Cost $26,995,658)				$ 26,995,658
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
(Cost $1,000,000)	6/27/13	0.48% (c)(f)	$ 1,000,000	1,000,000
Other Municipal Debt - 0.5%

New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.45% tender 4/1/13, CP mode (d) (Cost $4,400,000)	4,400,000	4,400,000
Government Agency Repurchase Agreement - 6.8%
	Maturity Amount
In a joint trading account at 0.26% dated 3/28/13 due 4/1/13 (Collateralized by U.S. Government Obligations) #	$ 2,335,068	2,335,000
With:
BNP Paribas Securities Corp. at 0.18%, dated 2/21/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $15,302,754, 2.44% - 7%, 9/1/16 - 2/1/42)	15,004,575	15,000,000
ING Financial Markets LLC at:
0.17%, dated 3/25/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $2,063,800, 0.45% - 1.2%, 8/15/25 - 6/15/35)	2,000,567	2,000,000
0.18%, dated 2/19/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $1,030,056, 2.16% - 4.5%, 1/1/41 - 2/1/43)	1,000,295	1,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.17%, dated 2/6/13 due 4/5/13 (Collateralized by U.S. Treasury Obligations valued at $40,809,847, 0.25%, 2/15/15)	40,011,900	40,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $60,335,000)		60,335,000
Other Repurchase Agreement - 10.2%
	Maturity Amount	Value
Other Repurchase Agreement - 10.2%
With:
BNP Paribas Securities Corp. at 0.3%, dated 3/7/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $1,059,812, 5.46% - 8%, 5/3/19 - 5/1/32)	$ 1,000,267	$ 1,000,000
Citigroup Global Markets, Inc. at:
0.46%, dated 3/28/13 due 4/1/13 (Collateralized by Equity Securities valued at $7,560,410)	7,000,358	7,000,000
0.85%, dated 2/15/13 due 4/23/13 (Collateralized by Corporate Obligations valued at $1,130,056, 2.88% - 3.5%, 2/15/15 - 2/1/18)	1,001,582	1,000,000
Credit Suisse Securities (USA) LLC at:
0.27%, dated 3/28/13 due 4/4/13 (Collateralized by U.S. Government Obligations valued at $2,060,691, 2.5% - 4.5%, 1/25/28 - 2/25/42)	2,000,105	2,000,000
0.29%, dated 3/28/13 due 4/1/13 (Collateralized by Equity Securities valued at $11,880,437)	11,000,354	11,000,000
0.48%, dated 1/15/13 due 4/18/13 (Collateralized by Equity Securities valued at $3,243,250)	3,003,720	3,000,000
0.7%, dated:
2/1/13 due 5/2/13 (Collateralized by Corporate Obligations valued at $1,081,654, 2.13%, 12/15/37)	1,001,750	1,000,000
2/19/13 due 5/20/13 (Collateralized by Mortgage Loan Obligations valued at $1,080,903, 0.45% - 6.50%, 5/25/36 - 8/15/56)	1,001,750	1,000,000
0.74%, dated:
1/2/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $1,083,108, 0.31% - 5.75%, 2/15/34 - 11/25/47)	1,001,850	1,000,000
1/7/13 due 4/8/13 (Collateralized by Mortgage Loan Obligations valued at $2,163,554, 0.34% - 5.85%, 11/20/35 - 8/15/56)	2,003,741	2,000,000
1/14/13 due 4/15/13 (Collateralized by Mortgage Loan Obligations valued at $2,163,250, 0.31% - 6.43%, 1/25/36 - 8/15/56)	2,003,741	2,000,000
1/17/13 due 4/19/13 (Collateralized by Mortgage Loan Obligations valued at $2,162,795, 0.39% - 6.77%, 2/15/19 - 12/18/49)	2,003,782	2,000,000
1/23/13 due 4/23/13 (Collateralized by Mortgage Loan Obligations valued at $1,081,270, 0.38% - 6.81%, 10/10/14 - 6/25/47)	1,001,850	1,000,000
1/24/13 due 4/26/13 (Collateralized by Mortgage Loan Obligations valued at $1,081,238, 0.26% - 7.20%, 11/15/18 - 12/18/49)	1,001,891	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at:
0.52%, dated 1/17/13 due 5/17/13 (Collateralized by Equity Securities valued at $1,088,072)	$ 1,001,733	$ 1,000,000
0.64%, dated 2/19/13 due 6/19/13 (Collateralized by Corporate Obligations valued at $2,176,350, 5.25%, 6/1/14)	2,004,267	2,000,000
0.65%, dated 1/11/13 due 5/10/13 (Collateralized by Corporate Obligations valued at $2,181,791, 5.25%, 6/1/14)	2,004,297	2,000,000
0.66%, dated 12/12/12 due 4/11/13 (Collateralized by Corporate Obligations valued at $2,180,072, 0.75%, 1/15/15)	2,004,400	2,000,000
0.67%, dated 3/21/13 due 8/19/13 (Collateralized by Corporate Obligations valued at $2,176,350, 5.25%, 6/1/14)	2,005,621	2,000,000
0.71%, dated 10/19/12 due 4/17/13 (Collateralized by Equity Securities valued at $2,180,818)	2,007,100	2,000,000
J.P. Morgan Securities, Inc. at:
0.27%, dated 3/27/13 due 4/3/13 (Collateralized by U.S. Government Obligations valued at $10,300,152, 6.25% - 6.45%, 4/25/41 - 10/25/41)	10,000,525	10,000,000
0.55%, dated 3/18/13 due 5/3/13 (Collateralized by Mortgage Loan Obligations valued at $1,082,283, 5.26%, 3/25/37)	1,001,757	1,000,000
0.57%, dated 3/20/13 due 6/18/13 (Collateralized by Mortgage Loan Obligations valued at $1,080,745, 2.91% - 5.26%, 3/25/37)	1,001,425	1,000,000
0.62%, dated 3/18/13 due 7/16/13 (Collateralized by Mortgage Loan Obligations valued at $2,160,386, 2.76% - 2.91%, 5/20/36 - 3/25/37)	2,004,133	2,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.27%, dated 3/26/13 due 4/2/13 (Collateralized by U.S. Government Obligations valued at $3,090,070, 2%, 2/25/40)	3,000,158	3,000,000
0.66%, dated 3/26/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $3,240,176, 6.51%, 5/15/52) (c)(e)	3,000,385	3,000,000
0.85%, dated 3/1/13 due 4/30/13 (Collateralized by Mortgage Loan Obligations valued at $1,080,714, 0.57% - 38.37%, 8/25/37 - 5/15/52)	1,001,417	1,000,000
Mizuho Securities USA, Inc. at:
0.37%, dated 3/28/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $1,052,296, 1.25% - 4.75%, 3/15/15 - 1/15/18)	1,000,144	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
0.4%, dated 3/6/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $1,052,090, 4.75%, 1/15/18)	$ 1,000,367	$ 1,000,000
0.53%, dated 3/27/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $1,031,287, 0%, 8/25/42)	1,000,486	1,000,000
0.95%, dated:
2/6/13 due 5/13/13 (Collateralized by Corporate Obligations valued at $1,267,431, 1.7%, 10/1/37)	1,002,533	1,000,000
2/8/13 due 5/3/13 (Collateralized by Corporate Obligations valued at $1,268,425, 1.7%, 10/1/37)	1,002,217	1,000,000
2/22/13 due 5/23/13 (Collateralized by Corporate Obligations valued at $1,246,862, 1.7% - 7.66%, 12/15/26 - 10/1/37)	1,002,375	1,000,000
3/4/13 due 6/4/13 (Collateralized by Corporate Obligations valued at $1,262,113, 1.7%, 10/1/37)	1,002,428	1,000,000
RBC Capital Markets Co. at 0.4%, dated 3/27/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $1,079,994, 1.45% - 4.63%, 10/30/14 - 6/26/15)	1,000,067	1,000,000
RBS Securities, Inc. at:
0.8%, dated:
3/18/13 due 4/17/13 (Collateralized by U.S. Government Obligations valued at $1,030,450, 3.5%, 8/15/32 - 6/15/42)	1,000,667	1,000,000
3/21/13 due 4/19/13 (Collateralized by U.S. Government Obligations valued at $2,063,822, 3.5%, 6/15/42)	2,001,289	2,000,000
1.1%, dated 3/11/13 due 5/3/13 (Collateralized by U.S. Government Obligations valued at $4,122,393, 3.5%, 6/15/42)	4,021,756	4,000,000
Royal Bank of Scotland PLC at 0.8%, dated 3/8/13 due 4/8/13 (Collateralized by U.S. Government Obligations valued at $1,022,978, 2.81%, 3/15/53)	1,000,689	1,000,000
UBS Securities LLC at:
0.49%, dated 2/19/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $1,187,076, 1.25%, 8/1/32)	1,001,225	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
0.5%, dated:
1/9/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $1,173,469, 1.25% - 3.25%, 7/15/14 - 8/1/32)	$ 1,001,250	$ 1,000,000
1/16/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $1,179,994, 1.25% - 3.25%, 7/15/14 - 8/1/32)	1,001,278	1,000,000
Wells Fargo Securities, LLC at 0.4%, dated:
3/27/13 due 4/3/13 (Collateralized by U.S. Government Obligations valued at $1,031,013, 2.5% - 4.27%, 1/25/22 - 2/1/43)	1,000,078	1,000,000
3/28/13 due 4/4/13 (Collateralized by Corporate Obligations valued at $2,134,302, 1.75% - 8.5%, 3/25/14 - 2/1/43)	2,000,156	2,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $90,000,000)		90,000,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $890,420,057)		890,420,057
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,421,723)
NET ASSETS - 100%		$ 885,998,334
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,000,000 or 3.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.48%, 6/27/13	7/18/12	$ 1,000,000.00
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,335,000 due 4/01/13 at 0.26%
BNP Paribas Securities Corp.	$ 278,319
Bank of America NA	237,522
Deutsche Bank Securities, Inc.	92,773
ING Financial Markets LLC	250,084
Mizuho Securities USA, Inc.	1,411,764
Morgan Stanley & Co., Inc.	64,538
$ 2,335,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $150,335,000) - See accompanying schedule: Unaffiliated issuers (cost $890,420,057)		$ 890,420,057
Cash		3,108
Interest receivable		578,456
Total assets		891,001,621

Liabilities
Payable for investments purchased	$ 4,997,472
Other payables and accrued expenses	5,815
Total liabilities		5,003,287

Net Assets		$ 885,998,334
Net Assets consist of:
Paid in capital		$ 885,928,173
Distributions in excess of net investment income		(1,234)
Accumulated undistributed net realized gain (loss) on investments		71,395
Net Assets, for 885,908,867 shares outstanding		$ 885,998,334
Net Asset Value, offering price and redemption price per share ($885,998,334 ÷ 885,908,867 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 1,557,919

Expenses
Custodian fees and expenses	$ 11,376
Independent trustees' compensation	1,796
Interest	12
Total expenses before reductions	13,184
Expense reductions	(1,842)	11,342
Net investment income (loss)		1,546,577
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,234
Investment not meeting investment restrictions	494
Total net realized gain (loss)		29,728
Net increase in net assets resulting from operations		$ 1,576,305

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,546,577	$ 3,868,957
Net realized gain (loss)	29,728	28,108
Net increase in net assets resulting from operations	1,576,305	3,897,065
Distributions to shareholders from net investment income	(1,547,811)	(3,868,530)
Affiliated share transactions at net asset value of $1.00 per share Reinvestment of distributions	1,547,811	3,868,530
Cost of shares redeemed	(127,000,000)	-
Net increase (decrease) in net assets and shares resulting from share transactions	(125,452,189)	3,868,530
Total increase (decrease) in net assets	(125,423,695)	3,897,065

Net Assets
Beginning of period	1,011,422,029	1,007,524,964
End of period (including distributions in excess of net investment income of $1,234 and $0, respectively)	$ 885,998,334	$ 1,011,422,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.004	.004	.005	.016	.039
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.002	.004	.004	.005	.016	.039
Distributions from net investment income	(.002)	(.004)	(.004)	(.005)	(.016)	(.039)
Distributions from net realized gain	-	-	- F	- F	-	-
Total distributions	(.002)	(.004)	(.004)	(.005)	(.016)	(.039)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.16%	.38%	.37%	.44%	1.64%	3.94%
Ratios to Average Net Assets E
Expenses before reductions D	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any D	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions D	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	.33% A	.38%	.36%	.41%	1.65%	3.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 885,998	$ 1,011,422	$ 1,007,525	$ 904,044	$ 555,818	$ 557,819

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity® Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 890,420,057

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $2,470,588. The weighted average interest rate was 0.01% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Other

The Fund realized a gain of $494 on sales of investments which did not meet the investment restrictions of the Fund.

Semiannual Report

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,796.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 24, 2013